Bank Borrowings (Tables)	3 Months Ended
Mar. 31, 2019
Bank Borrowings
Schedule of bank borrowings

	December 31,	March 31,
	2018	2019
	(in US$’000)
Non-current	26,739	26,763

Schedule of maturities of bank borrowings

	December 31,	March 31,
	2018	2019
	(in US$’000)
Not later than 1 year	—	—
Between 1 to 2 years	26,923	26,923
	26,923	26,923